Convertible Debentures (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Reconciliation of the Beginning and Ending Balances of Convertible Debentures

A reconciliation of the beginning and ending balances of convertible debentures for the nine months ended September 30, 2025 and the year ended December 31, 2024 is as follows:

	September 30, 2025	December 31, 2024
Balance as of beginning of period	$9,976,000	$8,937,666
Conversions of debt and accrued interest (1)	-	(4,718,705)
Accrual of interest	612,716	-
Extinguishment of debt discount	-	1,322,533
Amortization of debt discount	-	4,434,506
Balance as of end of period	$10,588,716	$9,976,000

(1)	Upon conversion, both common stock and warrants were issued. The value of the conversion feature and warrants recorded to equity was $3,189,575, with $824,427 recorded as a derivative liability for warrants issued and netted against the transaction recorded to equity.

A reconciliation of the beginning and ending balances of convertible debentures for the years ended December 31, 2024 and 2023, is as follows:

	2024	2023
Balance as of beginning of period	$8,937,666	$6,555,633
Conversions of debt and accrued interest (1)	(4,718,705)	(170,341)
Extinguishment of debt discount	1,322,533	-
Amortization of debt discount	4,434,506	2,552,374
Balance as of end of period	$9,976,000	$8,937,666

(1)	Upon conversion, both common stock and warrants were issued. The value of the conversion feature and warrants recorded to equity was $3,189,575, with $824,427 recorded as a derivative liability for warrants issued and netted against the transaction recorded to equity.

Schedule of Convertible Debentures

As of December 31, 2024 and 2023, convertible debentures consisted of the following:

	2024	2023

Senior secured convertible promissory debentures dated September 2022, which matures on September 9, 2027 and bears interest at a rate of 11%	$9,976,000	$11,916,948
Total convertible debentures	9,976,000	11,916,948

Less unamortized discount	-	(2,979,282)
Total convertible debentures, net of discount	9,976,000	8,937,666
Less current portion	-	(8,937,666)

Total convertible debentures, net of current and discount	$9,976,000	$-